Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax rate	21.00%	21.00%
Income (loss) before income taxes	$ 898,591	$ (6,402,277)
Expected income tax recovery	188,704	(1,344,478)
Change in estimates in respect of prior periods	(41,351)	837,195
Change in tax rate	133,687	274,477
Change in fair value of derivative liability	(3,296,242)	(2,583,095)
State and local taxes, net of federal benefit	(709,272)	(960,296)
Other	308	5,033
Change in valuation allowance	3,724,166	3,771,164
Total